Assets held for sale - Schedule of cash flows from discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss from discontinued operations	$ (1,347,473)	$ (3,347,561)	$ (5,048,557)
Changes in non-cash working capital balances
Other receivables	(106,880)	435,183	(387,837)
Trade and other payables	3,604,766	898,691	1,516,025
Cash used in operating activities	(1,382,041)	(737,659)	(6,581,998)
Cobourg facility
Operating activities
Net loss from discontinued operations	(1,347,473)	(3,347,561)	(5,048,557)
Add (deduct) items not affecting cash
Depreciation and amortization	0	108,209	424,199
Change in fair value adjustments on inventory sold	0	(945)	16,738
Impairment of inventory	0	534,814	0
Impairment of equipment	0	387,474	0
Change in fair value of biological assets	0	166,886	513,625
Loss on disposal of inventory	0	197,436	0
Loss on sale of equipment	0	100,337	0
Changes in non-cash working capital balances
Other receivables	38,822	960,778	(423,945)
Prepaid expenses and deposits	(20,091)	279,870	54,226
Inventories	0	(21,932)	(709,373)
Biological assets	0	(166,886)	(513,625)
Trade and other payables	(53,299)	63,861	(895,286)
Cash used in operating activities	$ (1,382,041)	$ (737,659)	$ (6,581,998)